UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FFM GP, Inc.
Address: 5956 Sherry Lane, Suite 1810
         Dallas, TX  75205

13F File Number:  28-10836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter G. Collins
Title:     Vice President
Phone:     (214) 706-4341

Signature, Place, and Date of Signing:

      /s/  Peter G. Collins     Dallas, TX     November 10, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $191,096 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     3444       42 SHR      SOLE                       42        0        0
COLUMBIA LABS INC              COM              197779101     2356   626500 SHR      SOLE                   626500        0        0
COMPUGEN LTD                   ORD              M25722105      904   273200 SHR      SOLE                   273200        0        0
COMPUTER ASSOC INTL INC        COM              204912109    13905   500000 SHR      SOLE                   500000        0        0
CONOCOPHILLIPS                 COM              20825C104     2097    30000 SHR      SOLE                    30000        0        0
CONTANGO OIL & GAS COMPANY     COM NEW          21075N204     8308   690000 SHR      SOLE                   690000        0        0
ENCORE ACQUISITION CO          COM              29255W100     7246   186500 SHR      SOLE                   186500        0        0
ENCORE WIRE CORP               COM              292562105     3647   224300 SHR      SOLE                   224300        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    19761   350000 SHR      SOLE                   350000        0        0
GROUP 1 AUTOMOTIVE INC         COM              398905109     2545    92200 SHR      SOLE                    92200        0        0
HCC INS HLDGS INC              COM              404132102     1712    60000 SHR      SOLE                    60000        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102     5541   236100 SHR      SOLE                   236100        0        0
HUNT J B TRANS SVCS INC        COM              445658107    10456   550000 SHR      SOLE                   550000        0        0
I2 TECHNOLOGIES INC            NOTE  5.250%12/1 465754AF6     7743  7750000 PRN      SOLE                  7750000        0        0
KKR FINL CORP                  COM              482476306     2224   100000 SHR      SOLE                   100000        0        0
MAIR HOLDINGS INC              COM              560635104     3519   603600 SHR      SOLE                   603600        0        0
MESA AIR GROUP INC             NOTE  2.482% 6/1 590479AB7     3925 10000000 PRN      SOLE                 10000000        0        0
MI DEVS INC                    CL A SUB VTG     55304X104     7256   215000 SHR      SOLE                   215000        0        0
MONOLITHIC SYS TECHNOLOGY IN   COM              609842109     1641   300000 SHR      SOLE                   300000        0        0
MOVIE GALLERY INC              COM              624581104     3179   306000 SHR      SOLE                   306000        0        0
PALOMAR MED TECHNOLOGIES INC   COM NEW          697529303      442    16857 SHR      SOLE                    16857        0        0
PARALLEL PETE CORP DEL         COM              699157103     8830   630700 SHR      SOLE                   630700        0        0
PENWEST PHARMACEUTICALS CO     COM              709754105     2630   150000 SHR      SOLE                   150000        0        0
RCN CORP                       COM NEW          749361200     2979   140400 SHR      SOLE                   140400        0        0
REPUBLIC AWYS HLDGS INC        COM              760276105    18603  1300000 SHR      SOLE                  1300000        0        0
RYERSON TULL INC NEW           COM              78375P107    14092   661600 SHR      SOLE                   661600        0        0
SKYWEST INC                    COM              830879102    16628   620000 SHR      SOLE                   620000        0        0
SOUTHWEST AIRLS CO             COM              844741108     8910   600000 SHR      SOLE                   600000        0        0
WAL MART STORES INC            COM              931142103     6573   150000 SHR      SOLE                   150000        0        0